Schedule of Investments (unaudited) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.6%

Australia — 7.8%
Adelaide Brighton Ltd.	15,333	$49,033
AGL Energy Ltd.	2,399	37,083
Altium Ltd.	978	22,536
Amcor Ltd.	3,508	38,382
Ansell Ltd.	16,329	295,017
Aristocrat Leisure Ltd.	30,967	540,086
Australia & New Zealand Banking Group Ltd.	11,186	206,877
Beach Energy Ltd.	8,206	11,975
BHP Group Ltd.	60,433	1,651,834
BHP Group PLC	20,602	497,063
CIMIC Group Ltd.	10,070	345,897
Coca-Cola Amatil Ltd.	5,330	32,758
Cochlear Ltd.	385	47,471
Commonwealth Bank of Australia	5,112	256,592
Computershare Ltd.	21,829	265,358
Crown Resorts Ltd.	15,271	124,890
CSL Ltd.	5,239	726,924
CSR Ltd.(a)	72,211	170,540
Downer EDI Ltd.	799	4,368
DuluxGroup Ltd.	23,346	122,810
Evolution Mining Ltd.	10,821	28,122
Flight Centre Travel Group Ltd.	6,825	203,886
Fortescue Metals Group Ltd.	22,444	113,592
Harvey Norman Holdings Ltd.(a)	13,519	38,603
Iluka Resources Ltd.	4,563	29,225
Macquarie Group Ltd.	12,592	1,159,673
Magellan Financial Group Ltd.	808	20,956
Medibank Pvt Ltd.	83,922	164,728
Metcash Ltd.(a)	10,764	20,281
National Australia Bank Ltd.(a)	90,658	1,628,958
Orora Ltd.	18	38
Platinum Asset Management Ltd.	2,656	8,674
Qantas Airways Ltd.	151,934	611,372
REA Group Ltd.	4,591	243,810
Santos Ltd.	24,416	118,217
Scentre Group(a)	41,022	119,747
SEEK Ltd.	15,286	190,695
St Barbara Ltd.	19,249	46,061
Stockland	21,318	58,311
Sydney Airport(b)	149,946	791,540
Telstra Corp. Ltd.	57,640	135,919
Wesfarmers Ltd.	34,126	840,350
Westpac Banking Corp.(a)	37,627	693,594

		12,713,846

Austria — 0.3%
Erste Group Bank AG	5,459	200,638
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	49,964

Security	Shares	Value

Austria (continued)
Wienerberger AG	12,861	$273,165

		523,767

Belgium — 1.2%
Groupe Bruxelles Lambert SA	288	27,999
Solvay SA	5,145	557,027
UCB SA	16,007	1,375,039

		1,960,065

Denmark — 2.0%
Carlsberg A/S, Class B	11,364	1,421,048
Coloplast A/S, Class B	252	27,662
Demant A/S(c)	2,769	81,953
DSV A/S	203	16,788
Genmab A/S(c)	731	126,841
GN Store Nord A/S	10,184	472,970
H Lundbeck A/S(a)	8,945	387,900
ISS A/S	856	26,071
Novo Nordisk A/S, Class B	5,413	282,912
Royal Unibrew A/S	4,392	324,352
SimCorp A/S	481	46,472
Topdanmark A/S	244	12,191
Vestas Wind Systems A/S	233	19,639

		3,246,799

Finland — 2.1%
Huhtamaki OYJ	387	14,421
Kesko OYJ, Class B	7,954	484,237
Kone OYJ, Class B	20,391	1,029,912
Neste OYJ	2,682	285,903
Nokia OYJ	139,270	793,369
Valmet OYJ	33,823	856,946

		3,464,788

France — 10.5%
Air Liquide SA	4,286	545,442
Arkema SA	6,839	652,428
Bouygues SA	502	17,946
Capgemini SE	4,342	526,866
Christian Dior SE	2,420	1,153,472
Cie de Saint-Gobain	3,401	123,317
Cie Generale des Etablissements Michelin SCA	3,287	388,339
CNP Assurances	3,929	86,509
Dassault Aviation SA	55	81,131
Dassault Systemes SE	1,704	253,979
Edenred	20,100	915,365
Engie SA	48,702	726,285
Faurecia SA	8,424	354,611
Gaztransport Et Technigaz SA	1,415	128,803
Hermes International	39	25,751
Ipsen SA	1,322	181,287
Kering SA	2,644	1,516,604
Korian SA	1,341	54,304
L’Oreal SA	7,985	2,150,291

1

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Lagardere SCA	4,435	$114,119
LVMH Moet Hennessy Louis Vuitton SE	2,240	825,067
Natixis SA	70,806	379,258
Nexity SA	607	29,627
Pernod Ricard SA	3,939	707,289
Peugeot SA	5,948	145,141
Rexel SA	4,904	55,343
Rubis SCA	193	10,536
Sanofi	21,558	1,906,247
Sartorius Stedim Biotech	1,166	147,743
Schneider Electric SE	15,810	1,240,904
Teleperformance	229	41,167
Thales SA	5,118	613,188
TOTAL SA	10,993	611,753
Veolia Environnement SA	14,275	319,387

		17,029,499

Germany — 6.7%
Aareal Bank AG	1,634	50,460
adidas AG	6,221	1,513,080
Allianz SE, Registered Shares	2,009	447,700
alstria office REIT-AG	7,820	127,280
Bayer AG, Registered Shares	5,948	383,003
Bayerische Motoren Werke AG	653	50,421
Carl Zeiss Meditec AG	280	23,400
CTS Eventim AG & Co. KGaA	301	14,272
Deutsche Boerse AG	8,669	1,111,536
E.ON SE	17,434	194,010
Evonik Industries AG	5,135	140,130
Evotec AG(c)	6,335	168,783
Fresenius Medical Care AG & Co. KGaA	4,355	351,971
HeidelbergCement AG	472	34,023
Hella GmbH & Co. KGaA	274	12,068
HOCHTIEF AG	4,342	629,120
Jenoptik AG	1,322	49,359
Linde AG	372	82,060
MTU Aero Engines AG	4,879	1,105,879
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,206	285,815
ProSiebenSat.1 Media SE	650	9,254
Rational AG	31	19,156
SAP SE	18,677	2,159,146
Siemens AG, Registered Shares	4,431	476,521
Software AG	16,859	570,655
Symrise AG	163	14,694
Telefonica Deutschland Holding AG	176,666	554,692
TUI AG	20,191	193,658
Uniper SE(a)	2,343	70,674

		10,842,820

Hong Kong — 2.8%
AIA Group Ltd.	74,200	741,983
BOC Hong Kong Holdings Ltd.	22,000	91,298

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	66,000	$694,013
CLP Holdings Ltd.	4,000	46,394
Hang Lung Properties Ltd.	76,000	185,625
Hang Seng Bank Ltd.	5,900	145,688
Henderson Land Development Co. Ltd.	55,822	355,271
HKT Trust & HKT Ltd.(b)	42,000	67,522
Hongkong Land Holdings Ltd.	3,300	23,488
Jardine Matheson Holdings Ltd.(a)	1,600	99,887
Kerry Properties Ltd.	74,500	333,076
New World Development Co. Ltd.	58,000	96,263
Sands China Ltd.	48,400	243,595
Sun Hung Kai Properties Ltd.(a)	35,500	610,270
Swire Properties Ltd.	38,400	165,269
Techtronic Industries Co. Ltd.	22,500	151,530
WH Group Ltd.(d)	63,000	67,387
Wharf Holdings Ltd.	12,000	36,277
Wheelock & Co. Ltd.	47,000	344,937

		4,499,773

Ireland — 0.1%
James Hardie Industries PLC	957	12,347
Kingspan Group PLC	1,899	87,994
Smurfit Kappa Group PLC	1,925	53,802

		154,143

Israel — 0.0%
Delek Group Ltd.	98	16,991
Gazit-Globe Ltd.	1,345	10,822
Paz Oil Co. Ltd.(c)	87	13,013

		40,826

Italy — 2.9%
A2A SpA	15,912	29,073
Amplifon SpA	6,321	123,356
Azimut Holding SpA(a)	311	5,292
Ferrari NV	11,352	1,525,121
Fincantieri SpA(c)	6,959	8,566
Hera SpA	19,124	69,209
Interpump Group SpA	1,105	36,093
Mediobanca Banca di Credito Finanziario SpA	64,432	670,871
Moncler SpA	29,649	1,196,623
Saras SpA	43,027	79,739
Terna Rete Elettrica Nazionale SpA	158,152	1,003,761

		4,747,704

Japan — 22.2%
Advantest Corp.(a)	20,700	483,501
AGC, Inc.	6,600	231,828
Aica Kogyo Co. Ltd.	600	20,058
Aisin Seiki Co. Ltd.	700	25,059
Amada Holdings Co. Ltd.	5,200	51,596
Anritsu Corp.	4,000	74,404

2

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aoyama Trading Co. Ltd.	7,400	$168,344
Aozora Bank Ltd.	500	12,343
Asahi Group Holdings Ltd.	2,700	120,524
Astellas Pharma, Inc.	94,300	1,416,930
Benefit One, Inc.	600	11,801
Benesse Holdings, Inc.(a)	6,200	161,344
Brother Industries Ltd.	2,300	42,717
Canon, Inc.	8,200	238,087
Capcom Co. Ltd.	2,900	65,087
Chiyoda Corp.(c)	1,100	2,630
Chubu Electric Power Co., Inc.	19,700	307,973
Citizen Watch Co. Ltd.	21,900	122,376
Concordia Financial Group Ltd.	5,600	21,652
Credit Saison Co. Ltd.	1,800	23,816
CyberAgent, Inc.	1,400	57,289
Dai-ichi Life Holdings, Inc.	85,400	1,188,881
Daicel Corp.	13,100	142,671
Daito Trust Construction Co. Ltd.	3,500	488,313
Daiwa Securities Group, Inc.	56,600	275,886
Denso Corp.	2,900	113,301
Dentsu, Inc.	1,800	76,180
DIC Corp.	400	11,720
Dip Corp.	600	10,406
DMG Mori Co. Ltd.	12,000	149,188
East Japan Railway Co.	10,000	965,660
Eisai Co. Ltd.	3,200	180,054
Electric Power Development Co. Ltd.	900	21,947
Fuji Media Holdings, Inc.	700	9,670
FUJIFILM Holdings Corp.	17,800	810,755
Glory Ltd.	1,000	24,040
GungHo Online Entertainment, Inc.	4,100	14,966
Hitachi Capital Corp.	600	13,934
Hitachi Construction Machinery Co. Ltd.	2,400	63,981
Hitachi Ltd.	10,600	344,401
Honda Motor Co. Ltd.	21,800	592,104
Horiba Ltd.	200	11,153
Hoshizaki Corp.	3,400	211,060
Hoya Corp.	200	13,247
Iida Group Holdings Co. Ltd.(a)	12,800	232,259
ITOCHU Corp.	25,200	456,719
Iyo Bank Ltd.	2,200	11,646
Japan Steel Works Ltd.	500	9,249
Japan Tobacco, Inc.	51,700	1,280,496
JTEKT Corp.	12,100	149,412
JXTG Holdings, Inc.	216,950	990,364
K’s Holdings Corp.	1,400	12,421
Kakaku.com, Inc.	2,600	50,089
KDDI Corp.	34,000	732,268
Keyence Corp.	300	187,558
Kikkoman Corp.	3,800	186,850
Kirin Holdings Co. Ltd.	64,200	1,535,898
Kobayashi Pharmaceutical Co. Ltd.	900	76,147
Konami Holdings Corp.	5,400	234,952
Kurita Water Industries Ltd.	1,500	38,407

Security	Shares	Value

Japan (continued)
KYORIN Holdings, Inc.	500	$9,770
Lintec Corp.	4,300	93,233
LIXIL Group Corp.	14,700	196,473
Mabuchi Motor Co. Ltd.	700	24,414
Marubeni Corp.	50,200	348,057
Miraca Holdings, Inc.	5,200	129,267
Mitsubishi Chemical Holdings Corp.	59,200	418,107
Mitsubishi Gas Chemical Co., Inc.	13,800	197,665
Mitsubishi Motors Corp.	56,700	302,107
Mitsubishi UFJ Financial Group, Inc.	385,600	1,907,097
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,200	11,230
Mitsui & Co. Ltd.(a)	69,100	1,075,226
Mixi, Inc.	3,300	76,356
MS&AD Insurance Group Holdings, Inc.	13,300	405,232
Nagase & Co. Ltd.	600	8,639
Nikon Corp.	8,700	123,006
Nintendo Co. Ltd.(a)	2,400	688,058
Nippon Electric Glass Co. Ltd.	500	13,285
Nippon Steel & Sumitomo Metal Corp.	2,800	49,562
Nippon Telegraph & Telephone Corp.	28,000	1,193,670
Nissan Motor Co. Ltd.	33,100	271,822
Nisshinbo Holdings, Inc.	8,900	77,896
Nitto Denko Corp.	14,000	737,929
NOK Corp.	1,200	18,732
NTN Corp.(a)	35,500	105,532
NTT DOCOMO, Inc.	60,600	1,343,116
Ono Pharmaceutical Co. Ltd.	5,500	108,077
ORIX Corp.	11,700	168,101
Otsuka Corp.	3,500	130,943
Otsuka Holdings Co. Ltd.	4,700	185,053
Pigeon Corp.	900	36,926
Pola Orbis Holdings, Inc.(a)	12,100	387,034
Resona Holdings, Inc.	159,900	692,699
Resorttrust, Inc.	700	9,505
Ricoh Co. Ltd.	2,200	23,039
Rohm Co. Ltd.	2,300	144,106
Ryohin Keikaku Co. Ltd.	100	25,383
SCSK Corp.	700	31,256
Seino Holdings Co Ltd.	700	9,355
Shin-Etsu Chemical Co. Ltd.	16,600	1,396,870
Shionogi & Co. Ltd.	300	18,624
Showa Shell Sekiyu KK(c)(e)	11,000	150,767
Sompo Holdings, Inc.	20,800	770,286
Stanley Electric Co. Ltd.	500	13,474
Sumitomo Chemical Co. Ltd.	66,800	311,843
Sumitomo Corp.	32,300	447,816
Sumitomo Mitsui Financial Group, Inc.	29,200	1,022,546
Sumitomo Mitsui Trust Holdings, Inc.	2,100	75,472
Sumitomo Rubber Industries Ltd.	4,300	51,646
Suruga Bank Ltd.(a)(c)	30,000	139,172
T&D Holdings, Inc.	8,900	93,724
TAG Immobilien AG	4,826	119,192
Takashimaya Co. Ltd.	2,300	30,649

3

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	8,500	$348,094
Teijin Ltd.	2,600	42,994
TIS, Inc.	600	28,470
Tokai Tokyo Financial Holdings, Inc.	2,400	8,710
Tokio Marine Holdings, Inc.(a)	22,400	1,085,206
Tokyo Broadcasting System Holdings, Inc.	700	12,830
Tokyo Century Corp.	300	13,075
Tokyo Electron Ltd.	3,900	565,728
Tokyo Tatemono Co. Ltd.	1,900	23,340
Tokyu Fudosan Holdings Corp.	63,800	382,326
Topcon Corp.	600	7,106
Toyobo Co. Ltd.	800	10,242
Toyota Boshoku Corp.	600	9,096
Toyota Motor Corp.	10,400	612,672
Trend Micro, Inc.	2,700	131,681
TS Tech Co. Ltd.	4,900	141,461
TV Asahi Holdings Corp.	600	10,556
Ube Industries Ltd.	500	10,310
Ulvac, Inc.	2,200	63,942
Unicharm Corp.	2,900	96,141
Yahoo! Japan Corp.	44,400	108,898
Yamaha Motor Co. Ltd.	600	11,802
Zeon Corp.(a)	33,500	340,608

		36,061,939

Luxembourg — 0.1%
Grand City Properties SA	1,807	43,639
RTL Group SA	1,475	80,626

		124,265

Netherlands — 6.3%
Adyen NV(c)(d)	985	772,586
BE Semiconductor Industries NV(a)	12,715	339,451
Flow Traders(d)	670	18,474
Heineken Holding NV	490	49,166
ING Groep NV	11,411	138,270
Koninklijke Ahold Delhaize NV	59,284	1,578,364
Koninklijke DSM NV	5,189	566,041
Koninklijke KPN NV	267,167	848,087
Koninklijke Philips NV	17,535	716,437
QIAGEN NV(c)	6,154	249,804
Royal Dutch Shell PLC, Class A	43,788	1,376,078
Royal Dutch Shell PLC, Class B	33,768	1,067,257
TomTom NV(c)	1,258	10,595
Unilever NV CVA	16,726	975,149
Wolters Kluwer NV	23,143	1,576,714

		10,282,473

New Zealand — 0.1%
a2 Milk Co. Ltd.(c)	2,636	25,577
Vector Ltd.	5,687	13,871

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(c)	1,574	$54,510

		93,958

Norway — 1.8%
Aker Solutions ASA(c)	20,016	101,212
DNB ASA	60,203	1,108,926
Dolphin Drilling ASA(a)(c)	8	1
Grieg Seafood ASA	896	10,877
Salmar ASA	3,653	175,462
Telenor ASA	57,177	1,144,909
TGS Nopec Geophysical Co. ASA	11,270	307,785

		2,849,172

Portugal — 0.3%
EDP — Energias de Portugal SA	2,855	11,233
Galp Energia SGPS SA	33,587	538,187

		549,420

Singapore — 1.0%
Ascendas Real Estate Investment Trust	239,000	513,703
CapitaLand Commercial Trust	13,900	19,915
CapitaLand Ltd.	54,100	145,970
CapitaLand Mall Trust	164,500	289,065
Genting Singapore Ltd.	239,100	183,921
Mapletree Commercial Trust	16,400	22,880
Suntec Real Estate Investment Trust(a)	252,400	363,678
United Overseas Bank Ltd.	5,800	108,213

		1,647,345

Spain — 3.4%
Acciona SA	3,254	362,615
ACS Actividades de Construccion y Servicios SA	8,105	356,311
Aena SME SA(d)	5,903	1,063,667
Almirall SA	691	11,799
Banco Bilbao Vizcaya Argentaria SA	206,661	1,180,826
Bankinter SA	2,019	15,388
Cia de Distribucion Integral Logista Holdings SA	448	10,556
Endesa SA	30,201	770,742
Grifols SA	3,596	100,832
Inmobiliaria Colonial Socimi SA	973	10,009
Mediaset Espana Comunicacion SA(a)	81,458	608,710
Melia Hotels International SA	4,919	45,686
Red Electrica Corp. SA	3,943	84,052
Telefonica SA	105,634	884,883

		5,506,076

Sweden — 1.9%
Atlas Copco AB, A Shares	2,291	61,630
Castellum AB	1,374	26,663
Epiroc AB, Class A(c)	1,763	17,806
Evolution Gaming Group AB(d)	135	10,653
Fabege AB	12,055	175,199

4

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fastighets AB Balder, B Shares(c)	1,385	$44,431
Hexagon AB, Class B	268	13,980
Lundin Petroleum AB	1,199	40,601
Skandinaviska Enskilda Banken AB, Class A	110,881	960,553
SSAB AB, A Shares	6,714	24,183
Swedish Match AB	1,686	86,024
Telefonaktiebolaget LM Ericsson, Class B	10,934	100,723
Telia Co. AB	2	9
Volvo AB, Class B	96,813	1,502,164

		3,064,619

Switzerland — 9.4%
Banque Cantonale Vaudoise, Registered Shares	33	26,458
Barry Callebaut AG, Registered Shares	105	189,791
Coca-Cola HBC AG(c)	405	13,810
Ferguson PLC	5,741	365,650
Flughafen Zuerich AG, Registered Shares	2,495	455,338
Galenica AG(d)	6,361	315,158
Georg Fischer AG, Registered Shares	64	58,349
Logitech International SA, Registered Shares	33,578	1,318,686
Nestle SA, Registered Shares	39,126	3,730,680
Novartis AG, Registered Shares	31,046	2,984,124
OC Oerlikon Corp. AG, Registered Shares	59,599	763,362
Pargesa Holding SA, Bearer Shares	133	10,431
PSP Swiss Property AG, Registered Shares	1,359	147,698
Roche Holding AG	12,710	3,502,302
Sika AG, Registered Shares	3,864	540,389
STMicroelectronics NV	2,960	43,904
Sunrise Communications Group AG(c)(d)	4,862	358,079
Swiss Re AG	331	32,354
Temenos AG, Registered Shares(c)	2,299	339,184

		15,195,747

United Kingdom — 13.7%
Anglo American PLC	7,863	210,307
Ashmore Group PLC	8,562	47,664
Ashtead Group PLC	13,648	329,935
Associated British Foods PLC	1	32
AstraZeneca PLC	4,526	361,272
Auto Trader Group PLC(d)	104,847	713,105
Aviva PLC	5,130	27,586
Barclays PLC	55,812	112,420
Barratt Developments PLC	4,834	37,760
BBA Aviation PLC	5,396	17,512
boohoo Group PLC(a)(c)	11,269	27,759
Bovis Homes Group PLC	9,838	136,375

Security	Shares	Value

United Kingdom (continued)
BP PLC	173,007	$1,256,286
British American Tobacco PLC	15,315	638,908
British Land Co. PLC	27,148	208,432
Britvic PLC	4,397	54,570
Burberry Group PLC	804	20,491
Carnival PLC	6,655	328,941
Centrica PLC	189,485	282,256
Close Brothers Group PLC	12,632	239,511
Compass Group PLC	39,969	940,406
Croda International PLC	212	13,928
Diageo PLC	54,049	2,211,795
Dialog Semiconductor PLC(c)	12,876	392,684
Direct Line Insurance Group PLC	53,741	247,220
Electrocomponents PLC	9,435	69,097
Experian PLC	13,858	375,072
Fevertree Drinks PLC	403	15,862
GlaxoSmithKline PLC	61,070	1,268,777
Greggs PLC	1,489	35,676
Hays PLC	28,483	55,731
HSBC Holdings PLC	233,608	1,898,263
IG Group Holdings PLC	30,269	205,120
Imperial Brands PLC	4,761	162,860
Inchcape PLC	22,514	167,521
Intertek Group PLC	17,964	1,138,006
ITV PLC	41,996	69,585
JD Sports Fashion PLC	14,460	94,742
Jupiter Fund Management PLC	9,227	43,493
Land Securities Group PLC	280	3,334
Legal & General Group PLC	378,847	1,359,539
Lloyds Banking Group PLC(a)	892,468	723,057
Man Group PLC	34,488	61,093
Moneysupermarket.com Group PLC	31,663	153,510
National Grid PLC	99,233	1,101,518
Pagegroup PLC	4,658	28,536
Pearson PLC	9,814	107,068
Persimmon PLC	3,613	102,196
Petrofac Ltd.	31,888	203,275
Rentokil Initial PLC	27,551	126,908
Rightmove PLC	3,920	26,065
Rio Tinto Ltd.	8,037	559,710
Rio Tinto PLC	4,336	252,021
Rolls-Royce Holdings PLC(c)	5,769	67,939
Royal Mail PLC	94,156	292,570
Schroders PLC	6,376	224,516
Severn Trent PLC	10,707	275,747
Spirax-Sarco Engineering PLC	493	46,203
SSP Group PLC	7,059	63,699
Standard Life Aberdeen PLC	24,439	83,998
Tate & Lyle PLC	15,494	146,548
Taylor Wimpey PLC	5,871	13,428
Unilever PLC	6,128	352,744
Victrex PLC	1,018	28,675
Vodafone Group PLC	466,881	850,773
WH Smith PLC	2,833	78,375

5

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
William Hill PLC	33,812	$70,750
WM Morrison Supermarkets PLC	131,130	389,006
WPP PLC	3,283	34,682

		22,284,443

Total Long-Term Investments — 96.6% (Cost — $148,391,840)		156,883,487

Short-Term Securities — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(f)(g)(h)	7,289,941	7,292,857

Security	Shares	Value

Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(h)	1,389,236	$1,389,236

Total Short-Term Securities — 5.4% (Cost — $8,681,384)		8,682,093

Total Investments — 102.0% (Cost — $157,073,224)		165,565,580

Liabilities in Excess of Other Assets — (2.0)%		(3,227,317)

Net Assets — 100.0%		$162,338,263

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(h)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,307,282	982,659	7,289,941	$7,292,857	$8,400	(b)	$—	$572
BlackRock Cash Funds: Treasury, SL Agency Shares	1,531,004	(141,768)	1,389,236	1,389,236	11,759		—	—

				$8,682,093	$20,159		$—	$572

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)

FTSE	Financial Times Stock Exchange

NOK	Norwegian Krone

REIT	Real Estate Investment Trust

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Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Yen Denom Nikkei Index	15	06/13/19	$1,439	$(7,010)
SPI 200 Index	3	06/20/19	329	119
Euro Stoxx 50 Index	62	06/21/19	2,276	22,026
FTSE 100 Index	10	06/21/19	939	17,847

				$32,982

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2019	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$37,083	$12,676,763	$—	$12,713,846
Austria	49,964	473,803	—	523,767
Belgium	—	1,960,065	—	1,960,065
Denmark	—	3,246,799	—	3,246,799
Finland	—	3,464,788	—	3,464,788
France	81,131	16,948,368	—	17,029,499
Germany	707,426	10,135,394	—	10,842,820
Hong Kong	67,522	4,432,251	—	4,499,773
Ireland	—	154,143	—	154,143
Israel	—	40,826	—	40,826
Italy	—	4,747,704	—	4,747,704
Japan	—	35,911,172	150,767	36,061,939
Luxembourg	—	124,265	—	124,265
Netherlands	—	10,282,473	—	10,282,473
New Zealand	—	93,958	—	93,958
Norway	—	2,849,172	—	2,849,172
Portugal	—	549,420	—	549,420
Singapore	—	1,647,345	—	1,647,345
Spain	—	5,506,076	—	5,506,076
Sweden	—	3,064,619	—	3,064,619
Switzerland	—	15,195,747	—	15,195,747
United Kingdom	—	22,284,443	—	22,284,443
Short-Term Securities	8,682,093	—	—	8,682,093

	$9,625,219	$155,789,594	$150,767	$165,565,580

Derivative Financial Instruments(a)
Assets:
Equity contracts	$39,992	$—	$—	$39,992
Liabilities:
Equity contracts	(7,010)	—	—	(7,010)

	$32,982	$—	$—	$32,982

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended March 31, 2019, there were no transfers between levels

8